Statement of Stockholders' Equity (Parenthetical)	Dec. 31, 2019 $ / shares
Founders
Sale of common stock price per share	$ 0.005804
Private Placement | Founders
Sale of common stock price per share	10
Underwriters
Sale of common stock price per share	$ 10